Eaton Vance
Missouri Municipal Income Fund
November 30, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 94.0%
Security	Principal Amount (000's omitted)	Value
Education — 6.5%
Curators of the University of Missouri, 4.00%, 11/1/33	$2,000	$ 2,002,940
Missouri Health and Educational Facilities Authority, (Saint Louis University):
5.00%, 10/1/36	1,000	1,078,770
(SPA: U.S. Bank, N.A.), 3.35%, 7/1/32(1)	1,255	1,255,000
Missouri Health and Educational Facilities Authority, (Washington University):
(SPA: JPMorgan Chase Bank, N.A.), 3.20%, 3/1/40(1)	600	600,000
(SPA: U.S. Bank, N.A.), 3.25%, 2/15/33(1)	1,050	1,050,000
		$ 5,986,710
Electric Utilities — 9.8%
Missouri Joint Municipal Electric Utility Commission, (Iatan 2 Project):
5.00%, 1/1/26	$1,000	$ 1,036,820
5.00%, 1/1/34	1,000	1,001,070
Missouri Joint Municipal Electric Utility Commission, (MoPEP Facilities):
Green Bonds, 5.00%, 12/1/36	595	650,478
Green Bonds, 5.25%, 12/1/40	500	534,915
Missouri Joint Municipal Electric Utility Commission, (Plum Point Project), 5.00%, 1/1/32	2,235	2,260,188
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 12/1/30	1,500	1,528,485
Springfield, MO, Public Utility Revenue, 3.60%, 8/1/29	2,000	2,002,400
		$ 9,014,356
General Obligations — 23.0%
Cape Girardeau County Reorganized School District R-II, MO, 5.00%, 3/1/38	$500	$ 534,505
Center School District No. 58, MO, 4.00%, 3/1/37	1,435	1,448,216
Fort Osage R-1 School District, MO:
5.00%, 3/1/39	1,000	1,106,270
5.00%, 3/1/40	1,000	1,099,400
Greene County Reorganized School District No. 3, MO, 4.00%, 3/1/43	1,000	988,990
Jackson County Consolidated School District No. 4, MO, 5.00%, 3/1/38	1,850	1,911,772
Kansas City, MO, 3.125%, 2/1/39	1,000	864,390
Lake Ozark Osage School, MO, (School Building), 5.00%, 3/1/34	1,000	1,004,150
Maplewood-Richmond Heights School District, MO, 3.00%, 3/1/40	1,000	840,420
Nevada R-V School District, MO, 5.00%, 3/1/38	900	923,787
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
North Kansas City School District No. 74, MO, 5.25%, 3/1/37	$2,000	$ 2,311,420
Pattonville R-3 School District, MO, 5.25%, 3/1/42	1,160	1,274,666
Puerto Rico:
5.625%, 7/1/29	250	264,605
5.75%, 7/1/31	750	808,088
Raytown C-2 School District, MO, 5.00%, 3/1/38	1,000	1,069,530
Springfield R-XII School District, MO, 5.00%, 3/1/40	1,000	1,098,940
St. Louis County School District C-2 Parkway, MO, 4.00%, 3/1/41	1,435	1,439,721
University City School District, MO:
0.00%, 2/15/32	1,000	751,560
0.00%, 2/15/33	1,000	723,550
Wentzville R-IV School District, MO, 0.00%, 3/1/27	805	720,322
		$21,184,302
Hospital — 20.3%
Cape Girardeau County Industrial Development Authority, MO, (St. Francis Medical Center), 5.00%, 6/1/39	$1,000	$ 1,011,410
Joplin Industrial Development Authority, MO, (Freeman Health System), 5.00%, 2/15/29	1,105	1,106,392
Missouri Health and Educational Facilities Authority, (BJC Health System):
4.00% to 1/1/46 (Put Date), 1/1/50	1,000	935,140
5.00%, 1/1/44	2,175	2,176,196
Missouri Health and Educational Facilities Authority, (Children's Mercy Hospital):
4.00%, 5/15/34	1,500	1,503,990
4.00%, 5/15/48	2,250	2,054,632
Missouri Health and Educational Facilities Authority, (CoxHealth):
4.00%, 11/15/49	2,090	1,939,186
5.00%, 11/15/37	1,125	1,183,073
Missouri Health and Educational Facilities Authority, (Mercy Health):
4.00%, 11/15/49	2,500	2,283,750
5.00%, 11/15/47	1,000	1,014,590
5.50%, 12/1/48	1,200	1,312,968
Missouri Health and Educational Facilities Authority, (SSM Health), 5.00% to 6/1/28 (Put Date), 6/1/39	2,000	2,134,160
		$18,655,487
Housing — 4.6%
Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA):
2.35%, 11/1/35	$810	$ 646,121
3.00%, 11/1/39	605	537,391

Eaton Vance
Missouri Municipal Income Fund
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA): (continued)
3.00%, 11/1/44	$1,095	$ 876,153
3.30%, 12/1/47	395	363,407
3.40%, 11/1/46	1,012	939,189
3.75%, 11/1/43	485	441,515
4.15%, 11/1/38	395	396,450
		$ 4,200,226
Industrial Development Revenue — 1.8%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), 5.20%, 3/15/29	$1,540	$ 1,694,493
		$ 1,694,493
Insured - Electric Utilities — 1.3%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$950	$ 943,892
(NPFG), 5.25%, 7/1/34	215	213,613
		$ 1,157,505
Insured - General Obligations — 1.3%
St. Louis Board of Education, MO, (AGM), 4.00%, 4/1/43	$1,000	$ 997,770
Wright City R-II School District, MO, (AGM), 6.00%, 3/1/29	150	172,125
		$ 1,169,895
Insured - Lease Revenue/Certificates of Participation — 4.0%
Kansas City, MO, Leasehold Revenue, (Municipal Assistance):
(AMBAC), 0.00%, 4/15/26	$2,170	$ 2,005,536
(AMBAC), 0.00%, 4/15/30	2,105	1,683,916
		$ 3,689,452
Insured - Special Tax Revenue — 2.8%
Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,355	$ 2,598,248
		$ 2,598,248
Insured - Transportation — 3.2%
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AGM), (AMT), 4.00%, 3/1/50	$2,000	$ 1,798,960
St. Louis, MO, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	1,000	1,142,950
		$ 2,941,910
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 1.1%
Missouri-Illinois Metropolitan District Bi-State Development Agency, 4.00%, 10/1/48	$1,000	$ 973,090
		$ 973,090
Senior Living/Life Care — 3.1%
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	$500	$ 467,735
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/42	1,340	1,267,975
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis):
5.00%, 9/1/37	500	465,560
5.00%, 9/1/38	250	230,105
St. Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group), 5.00%, 12/1/35	500	466,180
		$ 2,897,555
Special Tax Revenue — 1.7%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$200	$ 194,418
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,355	1,317,155
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	25	22,242
		$ 1,533,815
Transportation — 5.1%
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization):
(AMT), 5.00%, 3/1/39	$1,230	$ 1,262,029
(AMT), 5.00%, 3/1/46	1,000	1,010,730
St. Louis, MO, (Lambert International Airport):
5.00%, 7/1/40	740	798,068
5.00%, 7/1/41	1,555	1,667,271
		$ 4,738,098
Water and Sewer — 4.4%
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/48	$2,000	$ 1,941,280
Metropolitan St. Louis Sewer District, MO, 5.00%, 5/1/47	2,000	2,062,020
		$ 4,003,300
Total Tax-Exempt Municipal Obligations (identified cost $86,142,745)		$86,438,442

Eaton Vance
Missouri Municipal Income Fund
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Taxable Municipal Obligations — 2.7%
Security	Principal Amount (000's omitted)	Value
Education — 2.3%
Curators of the University of Missouri, 5.96%, 11/1/39(3)	$2,000	$ 2,077,640
		$ 2,077,640
Insured - General Obligations — 0.4%
Hazelwood School District, MO, (BAM), 4.45%, 3/1/25	$375	$ 370,661
		$ 370,661
Total Taxable Municipal Obligations (identified cost $2,448,843)		$ 2,448,301

Trust Units — 0.4%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.4%
HTA TRRB 2005L-745190R75 Assured Custodial Trust, 5.25%, 7/1/41	$395	$ 387,629
Total Trust Units (identified cost $397,881)		$ 387,629
Total Investments — 97.1% (identified cost $88,989,469)		$89,274,372
Other Assets, Less Liabilities — 2.9%		$ 2,623,892
Net Assets — 100.0%		$91,898,264
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at November 30, 2023.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2023, the aggregate value of these securities is $194,418 or 0.2% of the Fund's net assets.
(3)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At November 30, 2023, 13.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 6.2% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement

Eaton Vance
Missouri Municipal Income Fund
November 30, 2023
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at November 30, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$86,438,442	$ —	$86,438,442
Taxable Municipal Obligations	—	2,448,301	—	2,448,301
Trust Units	—	387,629	—	387,629
Total Investments	$ —	$89,274,372	$ —	$89,274,372
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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